Award Timing Disclosure	12 Months Ended
Nov. 01, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity award practices

Although we do not have a formal policy or obligation to grant equity awards to executive officers and directors on specific dates, we apply a consistent approach in our equity award practices by granting annual equity awards to our executive officers and directors at or around the same time each year. Annual equity awards to our NEOs are made by the Committee, and the grant date of these awards is the same day that the Committee meets to approve the awards. The Committee generally meets, approves and grants annual equity awards to our executive officers promptly following Ciena’s release of earnings for the fourth quarter and fiscal year. This practice began in fiscal 2007 and continued for annual equity awards in fiscal 2025, with the fourth quarter earnings release on December 12, 2024 and executive and non-executive equity awards granted on December 17, 2024. We do not take material nonpublic information into account when determining the timing and terms of equity awards, and do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. We have not granted stock options or similar awards in many years.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false